Investment in Associates and Joint Ventures	12 Months Ended
Oct. 31, 2021
Investments accounted for using equity method [abstract]
Investment in Associates and Joint Ventures
NOTE 12:  INVESTMENT IN ASSOCIATES AND JOINT VENTURES
INVESTMENT IN THE CHARLES SCHWAB CORPORATION
The Bank has significant influence over The Charles Schwab Corporation (“Schwab”) and the ability to participate in the financial and operating policy-making decisions of Schwab through a combination of the Bank’s ownership, board representation and the insured deposit account agreement between the Bank and Schwab (the “Schwab IDA Agreement”). As such, the Bank accounts for its investment in Schwab using the equity method. The Bank’s share of Schwab’s earnings available to common shareholders is reported with a one-month lag. The Bank takes into account changes in the subsequent period that would significantly affect the results.
As at October 31, 2021, the Bank’s reported investment in Schwab was 13.41% (October 31, 2020 – 13.51%) of the outstanding voting and non-voting common shares of Schwab with a fair value of $26 billion (US$21 billion) (October 31, 2020 – $14 billion (US$10 billion)) based on the closing price of US$82.03 (October 31, 2020 – US$41.11) on the New York Stock Exchange.
The Bank and Schwab are party to a stockholder agreement (the “Stockholder Agreement”) under which the Bank has the right to designate two members of Schwab’s Board of Directors and has representation on two Board Committees, subject to the Bank meeting certain conditions. The Bank’s designated directors currently are the Bank’s Group President and Chief Executive Officer and the Bank’s Chair of the Board. Under the Stockholder Agreement, the Bank is not permitted to own more than 9.9% voting common shares of Schwab, and the Bank is subject to customary standstill restrictions and, subject to certain exceptions, transfer restrictions. In addition, the Schwab IDA Agreement has an initial expiration date of July 1, 2031. Refer to Note 28 for further details on the Schwab IDA Agreement.
The condensed financial statements of Schwab, based on its most recent published consolidated financial statements, are included in the following tables. The carrying value of the Bank’s investment in Schwab of $11.1 billion as at October 31, 2021 (October 31, 2020 – $12.2 billion) represents the Bank’s share of Schwab’s stockholders’ equity, adjusted for goodwill, other intangibles, and cumulative translation adjustment. The Bank’s share of net income from its investment in Schwab of $785 million during the year ended October 31, 2021 (October 31, 2020 – n/a), reflects net income after adjustments for amortization of certain intangibles net of tax.

Condensed Consolidated Balance Sheet
(millions of Canadian dollars)	As at
September 30 2021
Assets
Receivables from brokerage clients, net	$107,118
Available for sale securities	466,536

Other assets	178,247
Total assets	$751,901
Liabilities
Bank deposits	$489,192
Payable to brokerage clients	139,913

Other liabilities	51,706

Total liabilities	680,811

Stockholders’ equity	71,090
Total liabilities and stockholders’ equity	$751,901

Condensed Consolidated Statement of Income
(millions of Canadian dollars, except as noted)	For the year ended
September 30, 2021
Net Revenues
Net interest revenue	$9,726
Asset management and administration fees	5,246

Trading revenue and other	7,759

Total net revenues	22,731
Expenses Excluding Interest
Compensation and benefits	6,894

Other	6,788

Total expenses excluding interest	13,682
Income before taxes on income	9,049

Taxes on income	2,216
Net income	6,833

Preferred stock dividends and other	566

Net Income available to common stockholders	6,267
Other comprehensive income (loss)	(5,676)
Total comprehensive income	$591
Earnings per common shares outstanding – basic (Canadian dollars)	$3.34

Earnings per common shares outstanding – diluted (Canadian dollars)	3.32
INVESTMENT IN TD AMERITRADE HOLDING CORPORATION
On October 6, 2020, Schwab completed its acquisition of TD Ameritrade Holding Corporation (“TD Ameritrade”), of which the Bank was a major shareholder (the “Schwab transaction”). Under the terms of the Schwab transaction, all TD Ameritrade shareholders, including the Bank, exchanged each TD Ameritrade share they owned for 1.0837 common shares of Schwab. Upon closing, the Bank exchanged its approximately 43% ownership in TD Ameritrade for an approximately 13.5% stake in Schwab, consisting of 9.9% voting common shares and the remainder in non-voting common shares, convertible into voting common shares upon transfer to a third party. The Bank recognized a net gain on sale of its investment in TD Ameritrade of $1.4 billion ($2.3 billion after-tax) in the fourth quarter of 2020, which was recorded in Other income (loss) on the Consolidated Statement of Income. The gain was primarily related to the revaluation on sale of the Bank’s investment in TD Ameritrade, after elimination of the unrealized portion relating to the Bank’s ownership in Schwab, and the release of a deferred tax liability related to the

Bank’s investment in TD Ameritrade, and after transaction costs. The Bank also released the cumulative foreign currency translation gains (losses) from AOCI related to the Bank’s foreign investment in TD Ameritrade on the sale of its investment, with an offsetting AOCI release of the designated hedging items and related taxes against this foreign investment. The transaction had an approximately neutral impact on Common Equity Tier 1 (CET1) at closing.
Prior to completion of the Schwab transaction, the Bank had significant influence over TD Ameritrade and accounted for its investment in TD Ameritrade using the equity method. The Bank’s share of TD Ameritrade’s earnings, excluding dividends, was reported with a one-month lag.
Pursuant to the stockholders agreement in relation to the Bank’s equity investment in TD Ameritrade, the Bank had the right to designate five of twelve members of TD Ameritrade’s Board of Directors. Immediately prior to completion of the Schwab transaction, the Bank’s designated directors were the Bank’s Group President and Chief Executive Officer and four independent directors of TD or TD’s U.S. subsidiaries.
The condensed financial statements of TD Ameritrade, based on its consolidated financial statements, are included in the following tables.

Condensed Consolidated Balance Sheet 1
(millions of Canadian dollars)	As at
September 30 2020
Assets
Receivables from brokers, dealers, and clearing organizations	$2,070
Receivables from clients, net	36,938

Other assets, net	36,223
Total assets	$75,231
Liabilities
Payable to brokers, dealers, and clearing organizations	$4,307
Payable to clients	50,382

Other liabilities	7,174

Total liabilities	61,863

Stockholders’ equity	13,368
Total liabilities and stockholders’ equity	$75,231

1	Customers’ securities are reported on a settlement date basis whereas the Bank reports customers’ securities on a trade date basis.

Condensed Consolidated Statements of Income
(millions of Canadian dollars, except as noted)	For the years ended September 30
	2020	2019
Revenues
Net interest revenue	$1,873	$2,036

Fee-based and other revenue	6,202	5,947

Total revenues	8,075	7,983
Operating expenses
Employee compensation and benefits	1,905	1,756

Other	2,388	2,245

Total operating expenses	4,293	4,001

Other expense (income)	143	94
Pre-tax income	3,639	3,888

Provision for income taxes	910	957
Net income 1	$2,729	$2,931
Earnings per share – basic (Canadian dollars)	$5.04	$5.27

Earnings per share – diluted (Canadian dollars)	5.02	5.26

1
The Bank’s share of TD Ameritrade’s earnings is based on the published consolidated financial statements of TD Ameritrade after converting into Canadian dollars and is subject to adjustments relating to the amortization of certain intangibles.

INVESTMENT IN OTHER ASSOCIATES OR JOINT VENTURES
Except for Schwab as disclosed above, the Bank did not have investments in associates or joint ventures which were individually material as of October 31, 2021, or October 31, 2020. The carrying amount of the Bank’s investment in other associates and joint ventures as at October 31, 2021 was $3.3 billion (October 31, 2020 – $3.4 billion).
Other associates and joint ventures consisted predominantly of investments in private funds or partnerships that make equity investments, provide debt financing or support community-based tax-advantaged investments. The investments in these entities generate a return primarily through the realization of U.S. federal and state income tax credits, including Low Income Housing Tax Credits, New Markets Tax Credits, and Historic Tax Credits.